Related Party Transactions - Amounts due from/to CMCC Group (Parenthetical) (Detail) ¥ in Millions	Aug. 09, 2019 CNY (¥)
Village connect project [Member]
Disclosure of transactions between related parties [line items]
Consideration of assets transferred	¥ 873